SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENT	SUBSEQUENT EVENT
Divesting of Equity Interest in HSPV
On April 26, 2024, the Company, through its subsidiary, SunPower Manufacturing Corporation Limited, entered into an equity transfer agreement with Zhonghuan Hong Kong Holding Limited, a subsidiary of TZE, Maxeon’s largest shareholder, for the sale of all of the Company’s minority interest (approximately 16.27%) in HSPV, a joint venture established by SunPower Corporation, TZE and other former partner in 2016. The aggregate consideration for the sale of the Company’s interest in HSPV and for the New IP License (as described below) granted by the Company to TZE SG, a subsidiary of TZE, is approximately $34.0 million. In conjunction with the sale of the Company’s interest in HSPV, the following agreements were entered with HSPV and its affiliates on the same date:

i.the Company's subsidiary, Maxeon Solar Private Limited, entered into a non-exclusive and non-transferable intellectual property license agreement with TZE SG to enable HSPV and other subsidiaries of TZE, to develop, manufacture and sell large scale P-Series solar modules worldwide (other than in the United States) and to develop and manufacture rooftop size P-Series solar modules (“DG Products”) exclusively for Maxeon to sell worldwide, for an upfront license fee of $10 million (“New IP License Agreement”). Under the New IP License Agreement, the Company and TZE will jointly review licensing and enforcement of intellectual property relating to P-Series solar modules, other than enforcement of patents registered in the United States, and the Company will share a certain percentage of licensing fees and/or awards from any enforcement actions relating to P-Series solar modules outside of the United States with TZE.

ii.the Company and certain of its subsidiaries entered into a termination agreement on with TZE, HSPV and certain other subsidiaries of TZE to terminate (a) the intellectual property license agreement dated February 22, 2017 between the Company and HSPV, (b) the intellectual property license agreement dated February 8, 2021 between the Company and HSNE, (c) the amended and restated business activities framework agreement dated February 8, 2021 between the Company and its subsidiary, HSPV, HSNE, and TZE, (d) the amended and restated offshore master supply agreement dated February 8, 2021 between the Company and its subsidiary, HSPV and HSNE and (e) the temporary intellectual property licensing and business collaboration agreement dated October 22, 2022 between the Company and its subsidiary, TZE, HSPV, HSNE and HSTJ.

iii.on April 26, 2024, the Company, HSPV and HSNE entered into a new master supply agreement (the “2024 HSPV Master Supply Agreement”), pursuant to which the Company will purchase and HSPV and HSNE will exclusively supply Maxeon with DG Products. The 2024 HSPV Master Supply Agreement provides that the pricing of DG Products will be subject to an indexed pricing mechanism, volumes are to be determined based on a rolling demand forecast and purchase orders issued periodically subject to approvals from our Board. The 2024 Master Supply Agreement also provides for notice to be given to the Company before any DG Products are discontinued and includes terms relating to operational management, supply chain management, inspection, representations and warranties, and legal compliance. HSPV and HSNE other TZE subsidiaries may sell P-Series solar modules that are of a larger format than the DG Products.

Termination of Certain Customer Contracts

Maxeon Solar Pte. Ltd, (“MSPL”) a wholly-owned subsidiary of the Company and Origis Procurement, LLC, a subsidiary of Origis Energy (“Origis”) have exchanged letters (i) on May 14, 2024, from MSPL, terminating that certain Solar Module Supply Agreement, dated December 22, 2023 (the “SMSA”) together with the two outstanding Purchase Orders due to Origis’ failure to purchase any modules as required by contract and (ii) on May 27, 2024, from Origis, who sent the Company a notice purporting to terminate the SMSA for Origis’ convenience, claiming that Origis’ liability to Maxeon was to pay contractually-required Cancellation Amounts, net of all amounts paid by Origis.

Debt Restructuring Transactions

On May 30, 2024, the Company entered into agreements with TZE SG and certain holders of the Green Convertible Notes relating to the following transactions (the “Debt Restructuring Transactions”):
•Bridge financing: On May 30, 2024, the Company also entered into a convertible notes purchase agreement (the “Bridge NPA”) with TZE SG providing for the sale by the Company, at the Company’s option, and purchase by TZE SG, of $25 million in aggregate principal amount of the Company’s existing 7.50% Convertible First Lien Senior Secured Notes due 2027 (the “Existing 1L Notes”) (such additional amount of notes, the “Additional Existing 1L Notes”), at a purchase price of $25.0 million. The Company will deliver a draw notice to TZE SG under the Bridge NPA, and the issuance and sale of the Additional Existing 1L Notes is expected to occur on May 31, 2024, subject to the satisfaction or waiver of the conditions set forth in the Bridge NPA. The proceeds from the sale of the Additional Existing 1L Notes will be used for general corporate purposes.
•Private exchange of Green Convertible Notes for new convertible second lien senior notes and warrants: On May 30, 2024, the Company entered into exchange agreements (each, an “Exchange Agreement”) with certain holders (the “2025 Noteholders”) of the Company’s outstanding 6.50% Green Convertible Senior Notes due 2025 (the “Existing 2025 Notes”), pursuant to which the Company agreed to acquire an aggregate of $196 million of the Existing 2025 Notes, representing approximately 98% of the outstanding principal amount of the Existing 2025 Notes. In accordance with the Exchange Agreements, subject to the terms and conditions set forth therein, for each $1,000 principal amount of Existing 2025 Notes so acquired, each holder thereof will receive (i) (x) $700 principal amount of Tranche A Notes of the Company’s new Adjustable-Rate Convertible Second Lien Senior Secured Notes due 2028 (the “Tranche A Exchange Notes”), (y) $300 principal amount of Tranche B Notes of the Company’s new Adjustable-Rate Convertible Second Lien Senior Secured Notes due 2028 (the “Tranche B Exchange Notes,” and together with Tranche A Exchange Notes, the “Exchange Notes”), and (z) additional Tranche B Exchange Notes, equal to the amount of accrued and unpaid interest on such Existing 2025 Notes to, but not including, the date on which the closing of the transactions contemplated by the Exchange Agreement occurs (the “Exchange Closing Date”), and (ii) warrants (the “Exchange Warrants” and together with the Exchange Notes, the “Exchange Securities”) granting such holder the right to purchase ordinary shares, no par value, of the Company subject to the terms and conditions set forth therein. The Exchange Closing Date is subject to the satisfaction or waiver of the conditions set forth in the Exchange Agreements. Upon the occurrence of an Optional Exchange Triggering Event (as defined in the indenture governing the Exchange Notes), the Company will have the right, at is election, to exchange all of the outstanding Tranche A Exchange Notes for ordinary shares of the Company, upon the terms and subject to the conditions set forth in the indenture governing the Exchange Notes.

•Issuance of new convertible first lien senior notes and penny warrants to TZE SG: On May 30, 2024, the Company entered into a securities purchase agreement (the “SPA”) with TZE SG in connection with (i) the sale by the Company and purchase by TZE SG of up to $97.5 million in aggregate principal amount of the Company’s new 9.00% Convertible First Lien Senior Secured Notes due 2029 (the “New 1L Notes”), at a purchase price of $95.0 million, and (ii) the issuance of a warrant (the “TZE SG Warrant”) for no additional consideration granting TZE SG the right to purchase certain ordinary shares of the Company. The issuance and sale of the New 1L Notes and the TZE SG Warrant is expected to occur in June 2024 (the “SPA Closing Date”), subject to the satisfaction of certain conditions, including the consummation of the private exchange described above and receipt of certain regulatory approvals. Any Additional Existing 1L Notes issued pursuant to the Bridge NPA and outstanding on the SPA Closing Date will be exchanged for New 1L Notes on a dollar-for-dollar basis, $2.5 million in principal amount of such New 1L Notes shall be issued to the Investor as reimbursement for certain fees paid by the Investor on behalf of the Company to a global consulting firm for services rendered and the remainder of the $97.5 million aggregate principal amount of New 1L Notes will be purchased by TZE SG for cash. The proceeds from the sale of the New 1L Notes will be used for general corporate purposes.
•In addition, the Company entered into a termination agreement (the “Termination Agreement”) with TotalEnergies Marketing Services (“TEMS”) pursuant to which the Company and TEMS mutually agreed to terminate the Photovoltaic Equipment Supply Master Agreement, dated as of November 9, 2016 (the “Supply Agreement”), and Amended & Restated Initial Implementing Agreement, dated as of February 22, 2021 (together with the Supply Agreement, the “Solarization Agreement”). The termination of each Solarization Agreement will become effective upon the issuance by the Company to TEMS of Tranche B Exchange Notes in an aggregate principal amount equal to approximately US$16.2 million. Upon such issuance, the Company shall be discharged and released in full of its obligation and liabilities of any kind under the Solarization Agreements and TEMS shall fully, unconditionally and irrevocably release and discharge the security interest in certain assets of a subsidiary of the Company located in Mexico.